Income taxes (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Accounting profit	$ 0		$ 0	$ 0	$ 0
Canadian net operating loss carryforwards		$ 33,641,000
Net operating loss carryforwards		3,495,000
Mexican net operating loss carryforwards		621,000
Expire between 2034 and 2037 [Member]
IfrsStatementLineItems [Line Items]
Net operating loss carryforwards		$ 1,260,000